Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Option Activities and Changes

No options were granted during the years ended December 31, 2018, 2019 and 2020. A summary of option activities during the year ended December 31, 2020 were presented below:

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share options	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding, December 31, 2019	46,631	560.95	7.81	—	271.90
Forfeited	(7,406)	560.95	—	—	271.90
Outstanding, December 31, 2020	39,225	560.95	6.81	—	271.90

Schedule of Share-based Compensation Expense Recognized

Total share-based compensation expense of share-based awards granted to employees, certain directors and management recognized for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	314	317	146
Sales and marketing expenses	773	674	14,278
General and administrative expenses	2,764	1,979	15,324
	3,851	2,970	29,748